Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (49,347,867)	$ (7,056,651)	¥ (377,756)
Operating loss
Equity loss in subsidiaries, VIEs and VIEs’ subsidiaries	(81,582,534)	(11,666,147)	(37,013,556)	(36,950,478)
Net loss	(130,930,401)	(18,722,798)	(37,391,312)	(36,950,478)
Accretion to redemption value of mezzanine equities	(81,648,716)	(11,675,611)	(105,969,614)	(108,440,354)
Net loss attributable to ordinary shareholders	(212,579,117)	(30,398,409)	(143,360,926)	(145,390,832)
Other comprehensive income
Foreign currency translation adjustments	(1,747,229)	(249,850)	(5,231)
Total other comprehensive loss	(1,747,229)	(249,850)	(5,231)
Total Comprehensive loss	¥ (214,326,346)	$ (30,648,259)	¥ (143,366,157)	¥ (145,390,832)